FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025
D. Boral ARC Acquisition I Corp [Member]
Schedule of fair value assets and liabilities

	Level	December 31, 2025	March 31, 2026
Asset:
Cash held in trust	1	$284,776,628	$287,319,687

	Level	August 1, 2025
Liability:
Fair value of over-allotment liability	3	$1,290,375
Equity:
Fair value of Public Warrants for Class A ordinary shares subject to possible redemption allocation	3	$8,061,250

	Level	December 31, 2025
Asset:
Cash held in trust	1	$284,776,628

Schedule of initial measurement

August 1, 2025
Risk-free interest rate	4.31%
Expected term (years)	0.12
Expected volatility	22.7%
Exercise price	$10.00
Fair value of over-allotment option	$0.3441

Schedule of market assumptions

August 1, 2025
Estimated share price	$9.68
Exercise price	$11.50
Term (years)	2.75
Annual risk-free rate (term-matched)	3.75%
Expected warrant implied volatility based on warrants from comparable SPAC securities	14.44%

Schedule of segment information

For the Three Months Ended March 31, 2026
(Unaudited)
Formation and operating costs	$(531,741)
Interest income on cash held in trust account	$2,543,059
Cash held in Trust Account	$287,319,687

For the Period from March 20, 2025 (inception) through December 31, 2025
(Unaudited)
Formation and operating costs	$(320,658)
Interest income on cash held in trust account	$4,776,628
Cash held in Trust Account	$284,776,628

Exascale Labs Inc. [Member]
Schedule of fair value assets and liabilities

	Fair value measurement at reporting date using
Description	Fair value as of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Simple agreements for future equity(1)	$18,243,885	$-	$-	$18,243,885
Other payable related to the equity option(2)	53,333	-	-	53,333

	Fair value measurement at reporting date using
Description	Fair value as of March 31, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Simple agreements for future equity(1)	$26,842,205	$-	$-	$26,842,205
Other payable related to the equity option(2)	53,333	-	-	53,333

(1)

The Company classifies its SAFEs as financial liabilities measured at fair value. The value of these agreements depends significantly on future financing activities, liquidity events, or other material milestones, and their valuation relies on significant inputs that are not observable in the public market. Accordingly, they are classified within Level 3 of the fair value hierarchy.

The fair value measurement is based on an integrated framework combining scenario analysis and financial instrument decomposition (i.e. Bond Plus Call Method). The proceeds of the SAFEs on the date of issuance were $14,092,500, Refer to Note 8-Simple Agreements for Future Equity for further details.

(2)	Equity options. On May 9, 2023, the Company entered into an agreement with a third-party service provider (the “Service Provider”). The Service Provider received a freestanding equity-linked right exercisable, at the Service Provider’s option, upon the closing of the Company’s next qualified equity financing. The right provides the ability to subscribe for up to the value of $200,000 at a 25% discount price per share on the grant date. The equity option is remeasured at fair value at each reporting date, with changes in fair value recognized in earnings. As of June 30, 2025 and March 31, 2026, the fair value of the equity option was $53,333, and no gain or loss from changes in fair value was recognized for the periods presented. The fair value measurement of the equity option is categorized within Level 3 of the fair value hierarchy and was determined using a scenario-based analysis, which incorporates significant unobservable inputs and management judgment regarding the probability and timing of potential future financing outcomes.

	Fair value measurement at reporting date using
Description	Fair value as of June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Simple agreements for future equity(1)	$9,321,564	$-	$-	$9,321,564
Other payable related to the equity option(2)	53,333	-	-	53,333

	Fair value measurement at reporting date using
Description	Fair value as of June 30, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Simple agreements for future equity(1)	$18,243,885	$-	$-	$18,243,885
Other payable related to the equity option(2)	53,333	-	-	53,333

(1)

The Company classifies its SAFEs as financial liabilities measured at fair value. The value of the agreements depends significantly on future financing activities, liquidity events, or other material milestones, and their valuation relies on significant inputs that are not observable in the public market. Accordingly, they are classified within Level 3 of the fair value hierarchy.

The fair value measurement is based on an integrated framework combining scenario analysis and financial instrument decomposition (i.e. Bond Plus Call Method). The proceeds from the SAFEs on the date of issuance was $10,592,500, Refer to Note 9-Simple Agreements for Future Equity for further details.

(2)	Equity option. On May 9, 2023, the Company entered into an agreement with a third-party service provider (the “Service Provider”). The Service Provider received a freestanding equity-linked right exercisable, at the Service Provider’s option, upon the closing of the Company’s next qualified equity financing. The right provides the ability to subscribe for up to the value of $200,000 at a 25% discount price per share on the grant date. The equity option is remeasured at fair value at each reporting date, with changes in fair value recognized in earnings. As of June 30, 2024 and June 30, 2025, the fair value of the equity option was $53,333, and no gain or loss from changes in fair value was recognized for the periods presented. The fair value measurement of the equity option is categorized within Level 3 of the fair value hierarchy and was determined using a scenario-based analysis, which incorporates significant unobservable inputs and management judgment regarding the probability and timing of potential future financing outcomes.

Schedule of segment information

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026

Revenues	$1,862,158	$3,754,586	$4,475,885	$10,561,331
Cost of revenues	(1,649,077)	(3,167,659)	(3,827,444)	(8,902,966)
Gross profit	$213,081	$586,927	$648,441	$1,658,365
Research and development expenses	(377,999)	(1,235,476)	(2,115,853)	(3,238,185)
Selling and marketing expenses
– Staff costs, employee benefits and office expenses	(277,511)	(104,729)	(573,648)	(310,582)
– Share-based compensation	(101,000)	-	(153,266)	-
General and administrative expenses
– Staff costs, employee benefits and Others	(3,890)	(360,657)	(33,785)	(563,641)
– Professional service expenses	(99,217)	(108,039)	(234,374)	(364,614)
Loss from operations	$(646,536)	$(1,221,974)	$(2,462,485)	$(2,818,657)
Change in fair value of simple agreements for future equity	(890,523)	(1,410,457)	(3,716,052)	(5,098,320)
Income tax expenses	-	-	-	-
Net loss	$(1,537,059)	$(2,632,431)	$(6,178,537)	$(7,916,977)

	For the years ended
	June 30,
	2024	2025
Revenues	1,319,115	7,015,512
Cost of revenues	(1,263,548)	(5,910,315)
Research and development expenses	(1,365,433)	(2,797,906)
Selling and marketing expenses
– Staff costs, employee benefits and office expenses	(262,614)	(835,889)
– Share-based compensation	-	(153,266)
General and administrative expenses
– Staff costs, employee benefits and Others	(244,651)	(328,662)
– Professional service expenses	(7,594)	(34,320)
– Share-based compensation	(21,104)	-

Loss from operations	(1,845,829)	(3,044,846)
Change in fair value of simple agreements for future equity	(3,110,518)	(4,614,821)
Loss before income tax expenses	(4,956,347)	(7,659,667)
Income tax expense	-	-

Net loss	(4,956,347)	(7,659,667)

Schedule of geographic information

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026
United States of America	$581,009	$1,564,836	$1,273,279	$4,560,992
Canada	367,107	1,139,055	1,089,559	3,232,326
Singapore	662,559	425,009	1,361,844	1,237,464
Hong Kong	150,000	417,992	450,000	1,118,534
United Kingdom	98,483	207,694	291,203	412,015
Others	3,000	-	10,000	-
Total	$1,862,158	$3,754,586	$4,475,885	$10,561,331

	For the years ended June 30,
	2024	2025
Singapore	$260,941	$2,484,905
United States of America	169,600	2,085,579
Canada	574,664	1,443,306
Hong Kong	157,500	600,000
United Kingdom	145,410	391,722
Others	11,000	10,000
Total	$1,319,115	$7,015,512